CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 3) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Jul. 31, 2013 Yandex.Money	Jul. 31, 2013 Yandex.Money Maximum RUB	Dec. 31, 2013 Foreign Currency Translation Adjustments, net of tax of nil Reclassifications out of accumulated other comprehensive income USD ($)	Dec. 31, 2013 Foreign Currency Translation Adjustments, net of tax of nil Reclassifications out of accumulated other comprehensive income RUB
Accounts Payable and Accrued Liabilities
Trade accounts payable and accrued liabilities	$ 100.8	3,298.0	2,081.0
Salary and other compensation expenses payable/accrued to employees	12.5	412.0	432.0
Total accounts payable and accrued liabilities	113.3	3,710.0	2,513.0
Reclassifications Out of Accumulated Other Comprehensive Income
Other income, net	65.9	2,159.0	118.0	62.0			1.6	54.0
Foreign Currency Translation Adjustments, tax	0	0
Percentage of interest in the charter capital sold					75.00%
Amount of interest excluded from the percentage of interest sold in the charter capital						1